16. Lease Commitments (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Lease Commitments Tables
2017		$ 143,451
2018	$ 616,627	36,214
Operating Leases, Future Minimum Payments Due		$ 179,665